PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
9.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Buildings	141,959	145,032	23,043
Plant and machinery	38,436	36,842	5,854
Motor vehicles	7,935	7,873	1,250
Furniture, fixtures and office equipment	5,084	4,310	685

	193,414	194,057	30,832
Less: Accumulated depreciation	(37,884)	(49,282)	(7,830)

	155,530	144,775	23,002
Construction in progress (i)	256	69,396	11,026

	155,786	214,171	34,028

(i)	The increase in Construction in progress mainly represented the costs incurred for the new plant construction project in Shandong Province, PRC by Penglai Nuokang to increase the manufacturing capacity. The construction project started in April 2011 and is expected to be completed by the end of 2012.

Depreciation expenses were RMB10,661,737, RMB12,158,581 and RMB12,622,728 (US$2,005,550) for the years ended December 31, 2009, 2010 and 2011, respectively, and were included in the following captions:

	For the Years Ended December 31,
	2009	2010	2011
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cost of revenue	5,634	7,134	7,483	1,189
Research and development costs	952	1,008	1,004	160
Selling, marketing and distribution expenses	211	163	135	21
General and administrative expenses	3,865	3,854	4,001	636

	10,662	12,159	12,623	2,006

As of December 31, 2010 and 2011, certain buildings with carrying value of RMB107,171,219 and RMB5,956,185(US$946,342), respectively, were pledged as securities for the Group’s short-term bank loans (Note 14).

As of December 31, 2010 and 2011, certain buildings with carrying value of RMB5,385,196 and RMB5,147,930(US$817,924), respectively, formed part of the purchase consideration payable pursuant to an equity purchase agreement and were expected to be transferred to SDPP, a wholly-owned subsidiary of the former non-controlling owner of Penglai Nuokang, in year 2014 (Note 4).